BANK LOANS	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
BANK LOANS

10.	BANK LOANS

(a) Short-term bank loans

	June 30, 2021	December 31, 2020
	(Unaudited)
Secured short-term loans (1)	$5,949,005	$6,210,176

(1) Detailed information of secured short-term loan balances as of June 30, 2021 and December 31, 2020 were as follows:

	June 30, 2021	December 31, 2020
	(Unaudited)

Collateralized by office buildings of IST and guaranteed by Mr. Lin and Biznest	$4,182,894	$3,976,960
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of ISTIL	1,766,111	2,019,072
Guaranteed by a $ 0.2 million restricted bank time deposit	-	214,144
Total	$5,949,005	$6,210,176

As of June 30, 2021, the Company had short-term bank loans of approximately $5.9 million, which mature on various dates from July 7, 2021 to April 30, 2022. The short-term bank loans can be extended for another year by the banks without additional charges to the Company upon maturity. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear interest rates ranging from 4.95% to 6.22% per annum. The weighted average interest rates on short term debt were approximately 5.84% and 6.33% for the six months ended June 30, 2021 and 2020, respectively. The interest expenses were approximately $0.2 million each, for the six months ended June 30, 2021 and 2020.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS